Note 15 - Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
NOTE 15—COMMITMENTS AND CONTINGENCIES

Capital Leases: In 2011, the Company entered into various sale and leaseback transactions for certain seismic equipment, computer equipment and vehicles that are accounted for as capital leases, with interest rates ranging from 5.0% to 6.3%. The Company received proceeds of $13.2 million and will make monthly payments until maturity dates ranging from March 2013 to September 2013. The balance as of December 31, 2011 is $8.6 million.

In December 2011, the Company entered into a lease transaction for certain heavy equipment that is accounted for as a capital lease with an interest rate of 5.2%. The equipment leased has an initial value of $1.4 million. The Company will make monthly payments until the maturity date of November 2013. The balance as of December 31, 2011 is $1.2 million.

Operating Leases:   The Company leases certain office space under non-cancelable operating lease agreements, which expire at various dates and require various minimum annual rentals.

The following table summarizes future commitment under these operating and capital leases (including new leases entered into in 2011) which have initial or remaining terms in excess of one year as of December 31, 2011, for each of the years remaining and in the aggregate (in thousands):

Year Ended December 31,	Operating Leases	Capital Leases
2012	$744	$7,619
2013	453	2,659
2014	261	-
2015	57	-
2016	-	-
Thereafter	-	-
Total future minimum lease payments	$1,515	10,278

Less: amounts representing interest		409

Present value of net minimum lease payments		9,869

Less: current portion		7,256

Long-term portion		$2,613

The Company has included the assets associated with the capital leases in property and equipment. At December 31, 2011, the original cost of the assets was $14.5 million and accumulated depreciation of the assets was $1.6 million.

Rental expense for short-term and long-term operating leases for the years ended December 31, 2011, 2010 and 2009 was approximately $22.3 million, $23.6 million and $46.2 million, respectively.

The Company is involved in litigation in the normal course of business. Management does not expect the eventual outcome to have a material impact on the financial condition of the Company.